UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2008

Date of reporting period: June 30, 2008

Item 1: Reports to Stockholders.

                           THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
Board of Directors

           Enrique R. Arzac /2,4/       Roger W. Gale /1,3,5/
           Phyllis O. Bonanno /1,4,5/   Thomas H. Lenagh /2,3/
           Kenneth J. Dale/ 3,4/        Kathleen T. McGahran /1,4,5/
           Daniel E. Emerson/ 1,3,5 /   Douglas G. Ober/ 1/
           Frederic A. Escherich /2,3/  Craig R. Smith /2,4/

1.Member of Executive Committee
2.Member of Audit Committee
3.Member of Compensation Committee
4.Member of Retirement Benefits Committee
5.Member of Nominating and Governance Committee

Officers

Douglas G. Ober          Chairman and
                           Chief Executive Officer
Joseph M. Truta          President
David D. Weaver          Executive Vice President
Lawrence L. Hooper, Jr.  Vice President, General
                           Counsel and Secretary
Maureen A. Jones         Vice President,
                           Chief Financial Officer
                           and Treasurer
David R. Schiminger      Vice President--Research
D. Cotton Swindell       Vice President--Research
Christine M. Sloan       Assistant Treasurer
Geraldine H. Pare        Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Market Price (6/30/08)     $11.85
Net Asset Value (6/30/08)  $13.74
Discount:                   13.8%

New York Stock Exchange ticker symbol: ADX
NASDAQ Mutual Fund Quotation Symbol: XADEX
Newspaper stock listings are generally under the abbreviation: AdaEx

                               ----------------
                             Distributions in 2008
                               ----------------

From Investment Income (paid or declared)  $0.13
From Net Realized Gains                     0.02
                                           -----
Total                                      $0.15
                                           =====

                            ----------------------
                          2008 Dividend Payment Dates
                            ----------------------

             March 1, 2008
             June 1, 2008
             September 1, 2008
             December 27, 2008*

        *Anticipated


Generation after generation -
                                    [GRAPHIC]


we grow with you. tm


INVEST|PROTECT|GROW

The Adams Express Company
Semi-Annual Report - June 30, 2008

                            LETTER TO STOCKHOLDERS

--------------------------------------------------------------------------------


We submit herewith the financial statements of The Adams Express Company (the Company) for the six months ended June 30, 2008. Also provided are the report of the independent registered public accounting firm, a schedule of investments, and other financial information.

Net assets of the Company at June 30, 2008 were $13.74 per share on 86,647,623 shares outstanding, compared with $15.72 per share at December 31, 2007 on 87,668,847 shares outstanding. On March 1, 2008, a distribution of $0.05 per share was paid, consisting of $0.02 from 2007 investment income, $0.01 from 2007 short-term capital gain, $0.01 from 2007 long-term capital gain, and $0.01 from 2008 investment income, all taxable in 2008. A 2008 investment income dividend of $0.05 per share was paid on June 1, 2008, and another $0.05 per share investment income dividend has been declared to shareholders of record August 12, 2008, payable September 1, 2008.

Net investment income for the six months ended June 30, 2008 amounted to $11,509,546, compared with $16,387,719 for the same six month period in 2007. These earnings are equal to $0.13 and $0.19 per share in each period.

Net capital gain realized on investments for the six months ended June 30, 2008 amounted to $18,996,616, or $0.22 per share.

For the six months ended June 30, 2008, the total return on the net asset value (with dividends and capital gains reinvested) of the Company's shares was (11.9)%. The total return on the market value of the Company's shares for the period was (15.4)%. These compare to a (11.6)% total return for the Standard & Poor's 500 Composite Stock Index and a (11.5)% total return for the Lipper Large Cap Core Mutual Fund Average over the same time period.

For the twelve months ended June 30, 2008, the Company's total return on net asset value was (13.4)% and on market value was (14.4)%. Comparable figures for the S&P 500 and the Lipper Large Cap Core Mutual Fund Average were (13.1)% and (12.3)%, respectively.

Current and potential stockholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, on our website at www.adamsexpress.com. Also available on the website are a history of the Company, historical financial information, and other useful content. Further information regarding stockholder services is located on page 15 of this report.

                               -----------------

By order of the Board of Directors,
/s/
Douglas G. Ober,
Chairman and
Chief Executive Officer
/s/ Joseph M. Truta
Joseph M. Truta,
President

July 10, 2008

                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 June 30, 2008

Assets
Investments* at value:
  Common stocks and convertible securities
    (cost $862,257,962)                                                           $1,014,805,608
  Non-controlled affiliate, Petroleum & Resources Corporation
    (cost $34,735,404)                                                                95,321,479
  Short-term investments (cost $75,619,755)                                           75,619,755
  Securities lending collateral (cost $106,477,312)                                  106,477,312 $1,292,224,154
-------------------------------------------------------------------------------------------------
Cash                                                                                                    374,536
Receivables:
  Investment securities sold                                                                            959,765
  Dividends and interest                                                                              1,526,235
Prepaid pension cost                                                                                  3,173,760
Prepaid expenses and other assets                                                                     2,229,074
----------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                  1,300,487,524
----------------------------------------------------------------------------------------------------------------
Liabilities
Open written option contracts at value (proceeds $454,707)                                              220,400
Obligations to return securities lending collateral                                                 106,477,312
Accrued expenses                                                                                      3,368,931
----------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                               110,066,643
----------------------------------------------------------------------------------------------------------------
    Net Assets                                                                                   $1,190,420,881
----------------------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $0.001 per share, authorized 150,000,000 shares;
  issued and outstanding 86,647,623 shares (includes 106,486 restricted
  shares, 7,500 restricted stock units, and 6,333 deferred stock units) (Note 6)                 $       86,648
Additional capital surplus                                                                          952,601,143
Accumulated other comprehensive income (Note 5)                                                      (1,549,593)
Undistributed net investment income                                                                   7,581,579
Undistributed net realized gain on investments                                                       18,333,076
Unrealized appreciation on investments                                                              213,368,028
----------------------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                                        $1,190,420,881
----------------------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                            $13.74
----------------------------------------------------------------------------------------------------------------

 * See Schedule of Investments on pages 9 and 10.

 The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                        Six Months Ended June 30, 2008

Investment Income
  Income:
    Dividends:
      From unaffiliated issuers                                                             $  13,033,402
      From non-controlled affiliate                                                               459,223
    Interest and other income                                                                     974,768
----------------------------------------------------------------------------------------------------------
      Total income                                                                             14,467,393
----------------------------------------------------------------------------------------------------------
  Expenses:
    Investment research                                                                         1,182,504
    Administration and operations                                                                 666,167
    Directors' fees                                                                               181,435
    Transfer agent, registrar and custodian expenses                                              178,099
    Reports and stockholder communications                                                        153,296
    Occupancy and other office expenses                                                           115,943
    Insurance                                                                                      99,492
    Investment data services                                                                       96,936
    Auditing and accounting services                                                               67,383
    Travel, telephone and postage                                                                  47,410
    Legal services                                                                                 36,626
    Other                                                                                         132,556
----------------------------------------------------------------------------------------------------------
      Total expenses                                                                            2,957,847
----------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                    11,509,546
----------------------------------------------------------------------------------------------------------
Other Comprehensive Income (Note 5)                                                               430,570
----------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
  Net realized gain on security transactions                                                   18,887,277
  Net realized gain distributed by regulated investment company (non-controlled affiliate)        109,339
  Change in unrealized appreciation on investments                                           (197,086,942)
----------------------------------------------------------------------------------------------------------
      Net Loss on Investments                                                                (178,090,326)
----------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                              $(166,150,210)
----------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                            Six Months Ended    Year Ended
                                                             June 30, 2008   December 31, 2007
                                                            ---------------- -----------------
From Operations:
  Net investment income                                      $   11,509,546   $   25,884,799
  Net realized gain on investments                               18,996,616       60,426,376
  Change in unrealized appreciation on investments             (197,086,942)      (8,301,286)
  Other comprehensive income (Note 5)                               430,570         (156,058)
----------------------------------------------------------------------------------------------
    Change in net assets resulting from operations             (166,150,210)      77,853,831
----------------------------------------------------------------------------------------------
Distributions to Stockholders from:
  Net investment income                                          (6,961,677)     (27,409,018)
  Net realized gain from investment transactions                 (1,749,608)     (60,607,292)
----------------------------------------------------------------------------------------------
    Decrease in net assets from distributions                    (8,711,285)     (88,016,310)
----------------------------------------------------------------------------------------------
From Capital Share Transactions:
  Value of shares issued in payment of distributions                  2,787       33,223,573
  Cost of shares purchased (Note 4)                             (13,498,454)     (22,516,525)
  Deferred compensation (Notes 4,6)                                 298,516          516,648
----------------------------------------------------------------------------------------------
    Change in net assets from capital share transactions        (13,197,151)      11,223,696
----------------------------------------------------------------------------------------------
    Total Change in Net Assets                                 (188,058,646)       1,061,217

Net Assets:
  Beginning of period                                         1,378,479,527    1,377,418,310
----------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $7,581,579 and $3,033,710, respectively)       $1,190,420,881   $1,378,479,527
----------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by Company management. Management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Company ultimately realizes upon sale of the securities.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to stockholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted asked price.

The Company adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. There was no impact on the fair value of assets individually or in aggregate upon adoption. In accordance with FAS 157, fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

  . Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  . Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  . Level 3 -- fair value is determined using the Company's own assumptions, developed based on the best information available in the circumstances.

The Company's investments at June 30, 2008 are classified as follows:

                              Investment in
                               securities    Written options
                             --------------  ---------------
                    Level 1  $1,110,127,087     $220,400
                    Level 2     182,097,067*         --
                    Level 3        --                --
                    ----------------------------------------
                    Total    $1,292,224,154     $ 220,400

--------------------------------------------------------------------------------
*Comprised of short-term investments and securities lending collateral.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its stockholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at June 30, 2008 was $1,078,603,181 and net unrealized appreciation aggregated $213,620,973, of which the related gross unrealized appreciation and depreciation were $361,956,158 and $148,335,185, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations. Any income tax-related interest or penalties would be classified as income tax expense.

3. Investment Transactions

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2008 were $108,005,817 and $103,510,389, respectively. Options may be written (sold) or purchased by the Company. When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from unexercised put/call options are treated as realized gains from investments, premiums received from exercised put options reduces the cost basis of the securities purchased, and premiums received from exercised call options are added to the proceeds from the sale of the underlying security in determining whether there is a realized gain or loss. The Company as writer of an option bears the risks of possible illiquidity of the option markets and the unfavorable change in the price of the security underlying the written option. The risk is limited to the premium originally paid for the option. A schedule of outstanding option contracts as of June 30, 2008 can be found on page 12.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2008 were as follows:

                                  Covered Calls     Collateralized Puts
                               -------------------  -------------------
                               Contracts  Premiums  Contracts  Premiums
                               --------- ---------  --------- ---------
        Options outstanding,
         December 31, 2007       1,757   $ 197,788    1,726   $ 194,530
        Options written          4,700     574,828    3,400     431,681
        Options terminated in
         closing purchase
         transactions             (200)    (26,300)      --          --
        Options expired         (2,814)   (339,129)  (2,900)   (362,288)
        Options exercised         (743)    (92,390)  (1,076)   (124,013)
        ----------------------------------------------------------------
        Options outstanding,
         June 30, 2008           2,700   $ 314,797    1,150   $ 139,910
        ----------------------------------------------------------------

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares, $0.001 par value.

On December 27, 2007, the Company issued 2,381,872 shares of its Common Stock at a price of $13.945 per share (the average market price on December 10, 2007) to stockholders of record on

--------------------------------------------------------------------------------

November 21, 2007 who elected to take stock in payment of the year-end distribution from 2007 capital gain and investment income. In addition, 597 shares were issued at a weighted average price of $14.00 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

During 2008, the Company has issued 392 shares of its Common Stock at a weighted average price of $12.97 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2008 and 2007 were as follows:

                                  Shares                    Amount
                         -----------------------  --------------------------
                         Six months                Six months
                           ended      Year ended     ended       Year ended
                          June 30,   December 31,   June 30,    December 31,
                            2008         2007         2008          2007
                         ----------  ------------ ------------  ------------
   Shares issued in
    payment of
    distributions               392    2,382,469  $      2,787  $ 33,223,573
   Shares purchased (at
    a weighted
    average discount
    from net asset
    value of 13.1%
    and 13.2%,
    respectively)        (1,063,308)  (1,585,773)  (13,498,454)  (22,516,525)
   Net activity
    under the Equity-
    Based
    Compensation
    Plans                    41,692       33,928       298,516       516,648
   --------------------------------------------------------------------------
   Net change            (1,021,224)     830,624  $(13,197,151) $ 11,223,696
   --------------------------------------------------------------------------

5. Retirement Plans

The Company's non-contributory qualified defined benefit pension plan ("qualified plan") covers all employees with at least one year of service. In addition, the Company has a non-contributory nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment.

The funded status of the plans is recognized as an asset (overfunded plan) or a liability (underfunded plan) in the Statement of Assets and Liabilities. Changes in the prior service costs and accumulated actuarial gains and losses are recognized as accumulated other comprehensive income, a component of net assets, in the year in which the changes occur.

The Company's policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2008, the Company did not contribute to the plans. The Company does not anticipate making any contribution to the overfunded qualified plan in 2008.

The following table aggregates the components of the plans' net periodic pension cost:

                                              Six months
                                                ended     Year ended
                                               June 30,  December 31,
                                                 2008        2007
                                              ---------- ------------
          Service cost                        $ 168,823   $ 487,315
          Interest cost                         224,561     568,495
          Expected return on plan assets       (345,871)   (855,553)
          Amortization of prior service cost     47,930      94,508
          Amortization of net loss               59,449     162,625
          -----------------------------------------------------------
          Net periodic pension cost           $ 154,892   $ 457,390
          -----------------------------------------------------------

The Company also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2008, the Company expensed contributions of $84,817. The Company does not provide postretirement medical benefits.

6. Equity-Based Compensation

Although the Stock Option Plan of 1985 ("1985 Plan") has been discontinued and no further grants will be made under this plan, unexercised grants of stock options and stock appreciation rights granted in 2004 and prior years remain outstanding. The exercise price of the unexercised options and related stock appreciation rights is the fair market value on date of grant, reduced by the per share amount of capital gains paid by the Company during subsequent years. All options and related stock appreciation rights terminate 10 years from date of grant, if not exercised.

A summary of option activity under the 1985 Plan as of June 30, 2008, and changes during the six month period then ended, is presented below:

                                                  Weighted-  Weighted-
                                                   Average    Average
                                                  Exercise   Remaining
                                         Options    Price   Life (Years)
                                         -------  --------- ------------
       Outstanding at December 31, 2007  146,804   $11.63       3.47
       Exercised                          (9,246)    8.63        --
       -----------------------------------------------------------------
       Outstanding at June 30, 2008      137,558   $11.82       3.16
       -----------------------------------------------------------------
       Exercisable at June 30, 2008       89,258   $11.59       2.93
       -----------------------------------------------------------------

The options outstanding as of June 30, 2008 are set forth below:

                                                  Weighted   Weighted
                                                  Average    Average
                                        Options   Exercise  Remaining
        Exercise Price                Outstanding  Price   Life (Years)
        --------------                ----------- -------- ------------
        $7.00-$9.24                      18,222    $ 7.67      4.50
        $9.25-$11.49                     68,188     10.12      3.61
        $11.50-$13.74                     --         --         --
        $13.75-$16.00                    51,148     15.56      2.09
        ---------------------------------------------------------------
        Outstanding at June 30, 2008    137,558    $11.82      3.16
        ---------------------------------------------------------------

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award's vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost/(credit) recognized for the six months ended June 30, 2008 was $(161,490).

--------------------------------------------------------------------------------


The 2005 Equity Incentive Compensation Plan ("2005 Plan"), adopted at the 2005 Annual Meeting, permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Company's Common Stock, including both performance and nonperformance-based restricted stock. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of shares earned contingent on achievement of certain performance targets. If performance targets are not achieved, all or a portion of the performance-based awards are forfeited and become available for future grants. Nonperformance-based restricted stock awards vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. It is the current intention that employee grants will be performance-based. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non- employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards are granted at fair market value on grant date. The number of shares of Common Stock which remains available for future grants under the 2005 Plan at June 30, 2008 is 3,258,668 shares.

A summary of the status of the Company's awards granted under the 2005 Plan as of June 30, 2008, and changes during the six month period then ended, is presented below:

                                                              Weighted
                                                              Average
                                                    Shares/  Grant-Date
        Awards                                       Units   Fair Value
        ------                                      -------  ----------
        Balance at December 31, 2007                 87,471    $13.29
        Granted:
         Restricted stock                            34,438     13.14
         Restricted stock units                       7,500     12.49
         Deferred stock units                         1,026     13.26
        Vested                                      (10,116)    13.46
        Forfeited                                      --        --
        ---------------------------------------------------------------
        Balance at June 30, 2008 (includes 103,354
         performance-based awards and 16,965
         nonperformance-based awards)               120,319    $13.18
        ---------------------------------------------------------------

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, compensation cost is not recognized and any previously recognized compensation cost is reversed. The total compensation costs for restricted stock granted to employees for the period ending June 30, 2008 were $247,205. The total compensation costs for restricted stock units granted to non-employee directors for the period ended June 30, 2008 were $53,968. As of June 30, 2008, there were total unrecognized compensation costs of $731,029, a component of additional capital surplus, related to nonvested equity-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 1.79 years. The total fair value of shares vested during the six month period ended June 30, 2008 was $106,363.

7. Officer and Director Compensation

The aggregate remuneration paid during the six months ended June 30, 2008 to officers and directors amounted to $1,665,343, of which $167,281 was paid as fees and compensation to directors who were not officers. These amounts represent the taxable income to the Company's officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At June 30, 2008, the Company had securities on loan of $102,136,348 and held collateral of $106,477,312, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.

                               -----------------

 This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                             FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                       ------------------------
                                          Six Months Ended                     Year Ended December 31
                                       ----------------------  ------------------------------------------------------
                                        June 30,    June 30,
                                          2008        2007        2007       2006       2005       2004       2003
                                       ----------  ----------  ---------- ---------- ---------- ---------- ----------

 Per Share Operating Performance

 Net asset value, beginning of period      $15.72      $15.86      $15.86     $14.71     $15.04     $14.36     $12.12
---------------------------------------------------------------------------------------------------------------------

  Net investment income                      0.13        0.19       0.30*       0.23       0.22     0.23**       0.19

  Net realized gains and increase
    (decrease) in unrealized
    appreciation                           (2.03)        1.09        0.61       1.86       0.32       1.39       2.85

  Change in accumulated other
    comprehensive income (note 5)            0.00        0.00        0.00     (0.02)         --         --         --
---------------------------------------------------------------------------------------------------------------------

 Total from investment operations          (1.90)        1.28        0.91       2.07       0.54       1.62       3.04
---------------------------------------------------------------------------------------------------------------------

 Less distributions

  Dividends from net investment
    income                                 (0.08)      (0.09)      (0.32)     (0.23)     (0.22)     (0.24)     (0.17)

  Distributions from net realized
    gains                                  (0.02)      (0.01)      (0.71)     (0.67)     (0.64)     (0.66)     (0.61)
---------------------------------------------------------------------------------------------------------------------

 Total distributions                       (0.10)      (0.10)      (1.03)     (0.90)     (0.86)     (0.90)     (0.78)
---------------------------------------------------------------------------------------------------------------------

  Capital share repurchases                  0.02        0.02        0.04       0.04       0.05       0.02       0.04

  Reinvestment of distributions              0.00        0.00      (0.06)     (0.06)     (0.06)     (0.06)     (0.06)
---------------------------------------------------------------------------------------------------------------------

 Total capital share transactions            0.02        0.02        0.02     (0.02)     (0.01)     (0.04)     (0.02)
---------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period            $13.74      $17.06      $15.72     $15.86     $14.71     $15.04     $14.36
---------------------------------------------------------------------------------------------------------------------

 Market price, end of period               $11.85      $14.89      $14.12     $13.87     $12.55     $13.12     $12.41

 Total Investment Return

  Based on market price                   (15.4)%        8.1%        9.4%      17.9%       2.2%      13.2%      25.2%

  Based on net asset value                (11.9)%        8.3%        6.5%      15.0%       4.5%      12.1%      26.3%

 Ratios/Supplemental Data

  Net assets, end of period
    (in 000's)                         $1,190,421  $1,465,250  $1,378,480 $1,377,418 $1,266,729 $1,295,549 $1,218,862

  Ratio of expenses to average
    net assets                              0.46%+      0.46%+      0.44%      0.50%      0.45%      0.43%      0.47%

  Ratio of net investment income
    to average net assets                   1.79%+      2.31%+      1.82%      1.50%      1.44%      1.54%      1.45%

  Portfolio turnover                       17.15%+     13.11%+     10.46%     10.87%     12.96%     13.43%     12.74%

  Number of shares outstanding at
    end of period (in 000's)               86,648      85,893      87,669     86,838     86,100     86,135     84,886
                                       ------------------------

--------
 *In 2007 the Company received $5,100,000, or $0.06 per share, in a special cash dividend from Dean Foods Co., of which $2,295,000, or $0.03 per share, was considered a taxable dividend.
**In 2004 the Company received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
 +Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                 June 30, 2008

                                     Shares     Value (A)
-                                   --------- -------------
Stocks and Convertible Securities -- 93.3%

  Consumer -- 17.2%
   Consumer Discretionary -- 4.6%
   Comcast Corp.                      525,000 $   9,959,250
   Harley-Davidson, Inc.              130,000     4,713,800
   Lowe's Companies, Inc. (B)         600,000    12,450,000
   Newell Rubbermaid Inc.             400,000     6,716,000
   Ryland Group Inc. (B)              343,500     7,491,735
   Target Corp.                       290,000    13,482,100
                                              -------------
                                                 54,812,885
                                              -------------
   Consumer Staples -- 12.6%
   Avon Products, Inc.                402,400    14,494,448
   Bunge Ltd. (B)                     100,000    10,769,000
   Coca-Cola Co.                      200,000    10,396,000
   CVS/Caremark Corp.                 250,000     9,892,500
   Dean Foods Co.                     340,000     6,670,800
   Del Monte Foods Co.              1,300,000     9,230,000
   Hansen Natural Corp. (B) (C)       375,000    10,807,500
   PepsiCo, Inc.                      360,000    22,892,400
   Procter & Gamble Co.               340,000    20,675,400
   Safeway Inc.                       390,000    11,134,500
   Unilever plc ADR                   800,000    22,728,000
                                              -------------
                                                149,690,548
                                              -------------
  Energy -- 18.2%
   Chevron Corp.                      150,000    14,869,500
   ConocoPhillips                     295,000    27,845,050
   Exxon Mobil Corp.                  215,000    18,947,950
   Halliburton Co.                    300,000    15,921,000
   Petroleum & Resources
    Corporation (D)                 2,186,774    95,321,479
   Schlumberger Ltd.                  380,000    40,823,400
   Transocean Inc. (C)                 20,000     3,047,800
                                              -------------
                                                216,776,179
                                              -------------
  Financials -- 11.4%
   Banking -- 9.3%
   Bank of America Corp.              730,000    17,425,100
   Bank of New York Mellon Corp.      403,775    15,274,808
   Morgan Stanley (B)                 200,000     7,214,000
   PNC Financial Services Group,
    Inc. (The) (B)                    200,000    11,420,000
   Prosperity Bancshares, Inc.        250,000     6,682,500
   State Street Corp.                 260,000    16,637,400
   Visa Inc. (C)                       20,000     1,626,200
   Wachovia Corp. (B)                 570,000     8,852,100
   Wells Fargo & Co.                  665,000    15,793,750
   Wilmington Trust Corp. (B)         363,000     9,597,720
                                              -------------
                                                110,523,578
                                              -------------
                                      Shares     Value (A)
-                                    --------- -------------
   Insurance -- 2.1%
   American International Group,
    Inc. (B)                           500,000 $  13,230,000
   Prudential Financial, Inc.          190,000    11,350,600
                                               -------------
                                                  24,580,600
                                               -------------
  Health Care -- 11.7%
   Abbott Laboratories                 320,000    16,950,400
   Bristol-Myers Squibb Co.            345,000     7,082,850
   Genentech, Inc. (C)                 220,000    16,698,000
   Johnson & Johnson                   255,000    16,406,700
   Medtronic, Inc.                     310,000    16,042,500
   Pfizer Inc.                       1,120,000    19,566,400
   Senomyx, Inc. (B) (C)               984,400     4,853,092
   Teva Pharmaceutical Industries
    Ltd. ADR                           370,000    16,946,000
   Wyeth Co.                           325,000    15,587,000
   Zimmer Holdings, Inc. (C)           140,000     9,527,000
                                               -------------
                                                 139,659,942
                                               -------------
  Industrials -- 12.7%
   Cintas Corp.                        300,000     7,953,000
   Curtiss-Wright Corp. (B)            360,000    16,106,400
   Emerson Electric Co.                300,000    14,835,000
   General Electric Co.              1,388,000    37,045,720
   Illinois Tool Works Inc.            250,000    11,877,500
   Masco Corp.                         450,000     7,078,500
   Oshkosh Corp. (B)                   305,000     6,310,450
   3M Co.                              160,000    11,134,400
   Spirit AeroSystems Holdings,
    Inc. (C)                           550,000    10,549,000
   Tata Motors Ltd. ADR              1,000,000    10,050,000
   United Technologies Corp.           300,000    18,510,000
                                               -------------
                                                 151,449,970
                                               -------------
  Information Technology -- 11.5%
   Communication Equipment -- 0.9%
   Corning Inc.                        500,000    11,525,000
                                               -------------
   Computer Related -- 8.5%
   Automatic Data Processing Inc.      300,000    12,570,000
   Cisco Systems, Inc. (C)             850,000    19,771,000
   Dell Inc. (C)                       585,000    12,799,800
   Microsoft Corp.                   1,180,000    32,461,800
   Oracle Corp. (C)                  1,100,000    23,100,000
                                               -------------
                                                 100,702,600
                                               -------------
   Electronics -- 2.1%
   Broadcom Corp. (C)                  400,000    10,916,000
   Intel Corp.                         640,000    13,747,200
                                               -------------
                                                  24,663,200
                                               -------------

--------------------------------------------------------------------------------

                                 June 30, 2008

                                    Shares/
                                   Prin. Amt     Value (A)
-                                 ------------ --------------
  Materials -- 5.1%
   Air Products and Chemicals,
    Inc.                               230,000 $   22,737,800
   du Pont (E.I.) de Nemours
    and Co.                            360,000     15,440,400
   Lubrizol Corp                       220,000     10,192,600
   Rohm & Haas Co. (B)                 260,700     12,106,908
                                               --------------
                                                   60,477,708
                                               --------------
  Telecom Services -- 1.5%
   AT&T Corp.                          400,000     13,476,000
   Windstream Corp.                    310,178      3,827,597
                                               --------------
                                                   17,303,597
                                               --------------
  Utilities -- 4.0%
   Duke Energy Corp.                   611,560     10,628,913
   MDU Resources Group,
    Inc.                               562,500     19,608,750
   Northeast Utilities                 350,000      8,935,500
   Spectra Energy Corp.                305,780      8,788,117
                                               --------------
                                                   47,961,280
                                               --------------
Total Stocks and Convertible Securities
 (Cost $896,993,366) (E)                        1,110,127,087
                                               --------------
Short-Term Investments -- 6.4%
   U.S. Government Obligations -- 1.7%
   U.S. Treasury Bills,
    1.71%, due 8/14/08            $ 20,000,000     19,958,200
                                               --------------
   Time Deposit -- 0.0%
   Bank of America,
    1.60%, due 7/1/08                                 205,269
                                               --------------
   Commercial Paper -- 4.7%
   American Express Credit
    Corp., 2.00 - 2.37%,
    due 7/8/08 - 7/24/08           $11,400,000     11,388,713
   American General Finance
    Corp., 2.47 - 2.68%,
    due 7/3/08 - 7/22/08            $8,800,000      8,795,513

                                      Prin. Amt.     Value (A)
-                                     ----------- --------------
   Chevron Funding Corp.,
    2.07%, due 7/1/08                 $ 7,000,000 $    7,000,000
   General Electric Capital Corp.,
    2.00 - 2.28%,
    due 7/15/08 - 8/14/08               5,700,000      5,693,960
   Prudential Funding, LLC,
    1.98 - 2.15%,
    due 7/8/08 - 7/29/08               15,000,000     14,985,285
   Toyota Motor Credit Corp.,
    2.09 - 2.12%,
    due 7/10/08 - 7/22/08               7,600,000      7,592,815
                                                  --------------
                                                      55,456,286
                                                  --------------
Total Short-Term Investments
 (Cost $75,619,755)                                   75,619,755
                                                  --------------
Total Securities Lending Collateral -- 8.9%
 (Cost $106,477,312)
   Brown Brothers Investment
    Trust, 2.70%, due 7/1/08                         106,477,312
                                                  --------------

Total Investments -- 108.6%
 (Cost $1,079,090,433)                             1,292,224,154
  Cash, receivables, prepaid pension cost,
   prepaid expenses and other assets, less
   liabilities -- (8.6)%                            (101,803,273)
                                                  --------------
Net Assets -- 100%                                $1,190,420,881
                                                  ==============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)Some of the shares of this company are on loan. See note 8 to financial statements.
(C)Presently non-dividend paying.
(D)Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)The aggregate market value of stocks held in escrow at June 30, 2008 covering open call option contracts written was $14,050,250. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $6,075,000.

                               PORTFOLIO SUMMARY

--------------------------------------------------------------------------------

                                 June 30, 2008
                                  (unaudited)


  Ten Largest Portfolio Holdings

                                            Market Value % of Net Assets
                         -                  ------------ ---------------
        Petroleum & Resources Corporation*  $ 95,321,479       8.0
        Schlumberger Ltd.                     40,823,400       3.4
        General Electric Co.                  37,045,720       3.1
        Microsoft Corp.                       32,461,800       2.7
        ConocoPhillips                        27,845,050       2.4
        Oracle Corp.                          23,100,000       2.0
        PepsiCo, Inc.                         22,892,400       1.9
        Air Products and Chemicals, Inc.      22,737,800       1.9
        Unilever plc ADR                      22,728,000       1.9
        Procter & Gamble Co.                  20,675,400       1.7
                                            ------------      ----
          Total                             $345,631,049      29.0%
        ----------------------------------------------------------------

 *Non-controlled affiliate


  Sector Weightings

                                    [CHART]
Sector Weightings

Consumer                     17.2
Energy                       18.2
Financials                   11.4
Health Care                  11.7
Industrials                  12.7
Information Technology       11.5
Materials                     5.1
Telecom Services              1.5
Utilities                     4.0
Short-Term Investments        6.4

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                                 June 30, 2008


 Contracts                                             Contract
(100 shares                                     Strike Expiration  Appreciation/
   each)                 Security               Price   Date       (Depreciation)
---------------------------------------------------------------------------------

                               COVERED CALLS
     200    Air Products and Chemicals, Inc.... $  115 Sep   08       $    400
     150    American International Group, Inc..   39   Aug   08         13,050
     200    American International Group, Inc..   60   Aug   08         21,100
     150    Avon Products, Inc.................   45   Jul   08         15,675
     100    Bunge Ltd..........................  160   Jul   08         10,255
     200    du Pont (E.I.) de Nemours and Co...   55   Oct   08         27,400
     100    Genentech, Inc.....................  100   Sep   08         10,200
     250    PepsiCo, Inc.......................   75   Jul   08         31,124
     150    Prudential Financial, Inc..........  105   Sep   08         11,550
     250    Ryland Group Inc...................   50   Jul   08         23,220
     200    Ryland Group Inc...................   50   Oct   08         27,399
     150    State Street Corp..................  105   Aug   08         17,550
     200    Target Corp........................   65   Jul   08         26,999
     200    Target Corp........................ 67.50  Jul   08         21,200
     200    Visa Inc...........................  105   Sep   08         (2,974)
   -----                                                              --------
   2,700                                                               254,148
   -----                                                              --------

                            COLLATERALIZED PUTS
     250    Hansen Natural Corp................ 22.50  Sep   08         (9,890)
     150    Procter & Gamble Co................ 57.50  Jul   08         10,050
     100    Prudential Financial, Inc..........   65   Jul   08        (54,300)
     250    Spirit AeroSystems Holdings, Inc...   20   Jul   08            499
     200    State Street Corp..................   50   Aug   08         10,400
     200    Transocean Inc.....................  125   Jul   08         23,400
   -----                                                              --------
   1,150                                                               (19,841)
   -----                                                              --------
                                                                      $234,307
                                                                      ========


                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange

                           The Adams Express Company
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                       (410) 752-5900 or (800) 638-2479
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com
                      Counsel: Chadbourne & Parke L.L.P.
   Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP
        Transfer Agent & Registrar: American Stock Transfer & Trust Co.
            Custodian of Securities: Brown Brothers Harriman & Co.

                        CHANGES IN PORTFOLIO SECURITIES

--------------------------------------------------------------------------------

                  During the Three Months Ended June 30, 2008
                                  (unaudited)

                                                      Shares
                                        ----------------------------------
                                                                 Held
                                        Additions Reductions June 30, 2008
                                        --------- ---------- -------------
     Chevron Corp......................  150,000                 150,000
     Halliburton Co....................  300,000                 300,000
     Hansen Natural Corp...............  375,000                 375,000
     Oshkosh Corp......................   10,000                 305,000
     Prudential Financial, Inc.........   20,000                 190,000
     Schlumberger Ltd..................  140,000   140,000       380,000
     Spirit AeroSystems Holdings, Inc..   25,000                 550,000
     Tata Motors Ltd. ADR..............  250,000               1,000,000
     Unilever plc ADR..................  250,000                 800,000
     Aqua America, Inc.................            499,000            --
     BJ's Wholesale Club, Inc..........            400,000            --
     Emerson Electric Co...............            100,000       300,000
     ENSCO International, Inc..........            209,150            --
     Fifth Third Bancorp...............            280,000            --
     Gannett Co., Inc..................            112,500            --
     Marathon Oil Co...................            240,000            --
     Rohm & Haas Co....................             39,300       260,700
     United Parcel Service, Inc........            155,000            --


                        HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------
                                  (unaudited)

                                                                Dividends  Distributions     Total
                                                                   From      From Net      Dividends
                                           Net Asset   Market   Investment   Realized         and          Annual
                  Value Of       Shares    Value Per   Value      Income       Gains     Distributions    Rate of
Dec. 31          Net Assets   Outstanding*  Share*   Per Share* Per Share*  Per Share*    Per Share*   Distribution**
-------          ----------   ------------ --------- ---------- ---------- ------------- ------------- --------------
1998           $1,688,080,336  77,814,977   $21.69     $17.75      $.30        $1.10         $1.40          8.17%
1999            2,170,801,875  80,842,241    26.85      22.38       .26         1.37          1.63          8.53
2000            1,951,562,978  82,292,262    23.72      21.00       .22         1.63          1.85          7.76
2001            1,368,366,316  85,233,262    16.05      14.22       .26         1.39          1.65          9.44
2002            1,024,810,092  84,536,250    12.12      10.57       .19          .57           .76          6.14
2003            1,218,862,456  84,886,412    14.36      12.41       .17          .61           .78          6.80
2004            1,295,548,900  86,135,292    15.04      13.12       .24          .66           .90          7.05
2005            1,266,728,652  86,099,607    14.71      12.55       .22          .64           .86          6.65
2006            1,377,418,310  86,838,223    15.86      13.87       .23          .67           .90          6.80
2007            1,378,479,527  87,668,847    15.72      14.12       .32          .71          1.03          7.15
June 30, 2008   1,190,420,881  86,647,623    13.74      11.85       .13+         .02+          .15+          --

--------
 *Adjusted to reflect the 3-for-2 stock split effected in October 2000. **The annual rate of distribution is the total dividends and capital gain distributions during the year divided by the average daily market price of the Company's Common Stock.
+ Paid or declared.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


To the Board of Directors and Stockholders of The Adams Express Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Adams Express Company (the "Company") at June 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 14, 2008

                               OTHER INFORMATION

--------------------------------------------------------------------------------

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to stockholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the Commission's website at www.sec.gov. The Company's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading "Financial Reports".

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2008 are available (i) without charge, upon request, by calling the Company's toll free number at
(800) 638-2479; (ii) on the Company's website by clicking on "Corporate Information" heading on the website; and (iii) on the Securities and Exchange Commission's website at http//www.sec.gov.

Privacy Policy

In order to conduct its business, The Adams Express Company, through its transfer agent, currently American Stock Transfer & Trust Company, collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder's address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in "street name" by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

                     STOCKHOLDER INFORMATION AND SERVICES

--------------------------------------------------------------------------------


DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

               Initial Enrollment and
                Optional Cash Investments
                 Service Fee                $2.50 per investment
                 Brokerage Commission            $0.05 per share

               Reinvestment of Dividends*
                 Service Fee               2% of amount invested
                              (maximum of $2.50 per investment)
                 Brokerage Commission            $0.05 per share

               Sale of Shares
                 Service Fee                              $10.00
                 Brokerage Commission            $0.05 per share

               Deposit of Certificates for safekeeping    $7.50.
               Book to Book Transfers                   Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.
Minimum and Maximum Cash Investments

              Initial minimum investment (non-holders)     $500.00
              Minimum optional investment
                (existing holders)                          $50.00
              Electronic Funds Transfer
                (monthly minimum)                           $50.00
              Maximum per transaction                   $25,000.00
              Maximum per year                                NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Stockholders

For stockholders whose stock is held by a broker in "street" name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in AST's Plan or contact AST.

                                  ----------

                                  The Company
                           The Adams Express Company
                            Lawrence L. Hooper, Jr.
                 Vice President, General Counsel and Secretary
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                                (800) 638-2479
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com

                              The Transfer Agent
                    American Stock Transfer & Trust Company
                       Address Stockholder Inquiries to:
                       Stockholder Relations Department
                                59 Maiden Lane
                              New York, NY 10038
                                (877) 260-8188
                           Website: www.amstock.com
                           E-mail: info@amstock.com

                       Investors Choice Mailing Address:
                       Attention: Dividend Reinvestment
                                 P.O. Box 922
                              Wall Street Station
                            New York, NY 10269-0560
                           Website: www.amstock.com
                           E-mail: info@amstock.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

Item  2:  Code(s) of Ethics for senior financial officers  -
Item not applicable to semi-annual report.

Item  3:  Audit  Committee  Financial  Expert  -  Item   not
applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi-annual report.

Item 6: Schedule of Investments - This schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item   8:   Portfolio  Managers  of  Closed-End   Management
Investment Companies - Item not applicable to semi-annual report.

Item   9:  Purchases  of  Equity  Securities  by  Closed-End
Management Investment Company and Affiliated Purchasers.

                                                 Maximum
                                     Total      Number (or
                                   Number of   Approximate
                                  Shares (or   Dollar Value)
             Total                  Units)    of Shares (or
             Number               Purchased    Units) that
               of      Average    as Part of   May Yet Be
             Shares     Price      Publicly     Purchased
              (or      Paid per   Announced     Under the
             Units)   Share (or    Plans or     Plans or
Period(2)  Purchased    Unit)      Programs     Programs
--------   ---------  ---------   ---------    ---------
Jan. 2008   159,576    $ 12.64     159,576     4,108,860
Feb. 2008   174,918    $ 12.75     174,918     3,933,942
Mar. 2008   240,814    $ 12.44     240,814     3,693,128
Apr. 2008   239,900    $ 12.89     239,900     3,453,228
May 2008    108,100    $ 13.12     108,100     3,345,128
June 2008   140,000    $ 12.47     140,000     3,205,128
--------   ---------  ---------   ---------    ---------
Total     1,063,308(1) $ 12.69   1,063,308(2)  3,205,128(2)


(1) There were no shares purchased other than through a publicly announced plan or program.
(2.a)  The Plan was reapproved on December 13, 2007.
(2.b)   The   share  amount  approved  in  2007  was  5%  of
outstanding shares, or approximately 4,268,436 shares. (2.c) Unless reapproved, the Plan will expire on or about December 11, 2008.
(2.d) None.
(2.e) None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-
101)), or this Item.

Item 11. Controls and Procedures.

Conclusions of principal officers concerning controls and procedures.

  (a) As of July 22, 2008, an evaluation was performed under the supervision and with the participation of the officers of registrant, including the principal executive officer (PEO) and principal financial officer (PFO), of the effectiveness of registrant's disclosure controls and procedures. Based on that evaluation, the registrant's officers, including the PEO and PFO, concluded that, as of July 22, 2008, the registrant's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the registrant is made known to the PEO and PFO.

   (b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits attached hereto. (Attach certifications as exhibits)

(1) Not applicable. See registrant's response to Item 2, above.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section
906 of the Sarbanes-Oxley Act of 2002, is attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 22, 2008


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   July 22, 2008